Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Insurance Trust
Entity Central Index Key	0000815425
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Managed Volatility Conservative Growth Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Managed Volatility Conservative Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 14	0.28% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[1]
Net Assets	$ 1,125,238,324
Holdings Count | Holding	84
Investment Company, Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,125,238,324
Total number of portfolio holdings	84
Portfolio turnover for the reporting period	94%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Equity Risk	7.0%
Foreign Exchange Risk	4.8%
Interest Rate Risk	6.7%
Short
Equity Risk	21.4%
Foreign Exchange Risk	1.9%
Interest Rate Risk	1.3%
Asset Categories

Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Managed Volatility Conservative Growth Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Managed Volatility Conservative Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the repo
rti
ng period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 27	0.53% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[1]
Net Assets	$ 1,125,238,324
Holdings Count | Holding	84
Investment Company, Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,125,238,324
Total number of portfolio holdings	84
Portfolio turnover for the reporting period	94%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Equity Risk	7.0%
Foreign Exchange Risk	4.8%
Interest Rate Risk	6.7%
Short
Equity Risk	21.4%
Foreign Exchange Risk	1.9%
Interest Rate Risk	1.3%
Asset Categories

[1]	Annualized.